FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of foreign currency risk explanatory [Table Text Block]

Year ended	August 31, 2018	August 31, 2017

Cash (Rand)	$350	$1,402
Cash (USD)	2,613	1,964
Accounts receivable (Rand)	802	1,479
Marketable Securities (Rand)	7,084	-
Accounts payable (Rand)	3,074	13,294
Loan Payable (USD)	39,465	90,126
Convertible Note (USD)	14,853	17,225